NET (LOSS) EARNINGS PER SHARE - (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible notes (in shares)	5,200,000
Restricted Stock Units, Restricted Stock and Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares	1,107,000	916,000
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares	107,000	178,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares	3,000,000	3,000,000